Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Schedule of property and equipment

	December 31,	December 31,
	2020	2021
	RMB’000	RMB’000
Electronic equipment and computers	16,502	17,532
Office furniture and equipment	2,398	2,725
Leasehold improvement	4,645	4,971
Total	23,545	25,228
Less: accumulated depreciation	(11,617)	(14,082)
Less: impairment	(7,987)	(7,987)
Property and equipment, net	3,941	3,159